INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 20,268	$ 17,363	$ 15,868
Foreign (mainly US)	12,257	1,026	2,328
Income tax expenses (tax benefits)	32,525	18,389	18,196
Current and deferred:
Current	42,488	24,845	32,323
Deferred	(9,963)	(6,456)	(14,127)
Income tax expenses (tax benefits)	$ 32,525	$ 18,389	$ 18,196